Property, Plant and Equipment	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, Plant and Equipment

2019	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2018	£12,355	£8,171	£20	£164	£20,710
Additions	2,856	2,055	—	1,157	6,068
Inflation adjustment	145	—	—	—	145
Disposals	(494)	(106)	(11)	—	(611)
Transfers	—	164	—	(164)	—
Effect of foreign exchange translations	(183)	(126)	—	—	(309)
At 30 June 2019	£14,679	£10,158	£9	£1,157	£26,003

Depreciation
At 1 July 2018	£8,477	£3,629	£20	£—	£12,126
Charge for the year	2,460	1,543	—	—	4,003
Disposals	(477)	(89)	(11)	—	(577)
Effect of foreign exchange translations	(73)	(55)	—	—	(128)
At 30 June 2019	£10,387	£5,028	£9	£—	£15,424
Net book value
At 30 June 2019	£4,292	£5,130	£—	£1,157	£10,579

2018	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2017	£10,698	£6,901	£21	£—	£17,620
Additions	2,111	1,381	—	164	3,656
Acquisition of subsidiary / business	417	492	—	—	909
Disposals	(798)	(555)	—	—	(1,353)
Effect of foreign exchange translations	(73)	(48)	(1)	—	(122)
At 30 June 2018	£12,355	£8,171	£20	£164	£20,710

Depreciation
At 1 July 2017	£7,151	£2,963	£20	£—	£10,134
Charge for the year	2,095	1,243	—	—	3,338
Disposals	(734)	(545)	—	—	(1,279)
Effect of foreign exchange translations	(35)	(32)	—	—	(67)
At 30 June 2018	£8,477	£3,629	£20	£—	£12,126
Net book value
At 30 June 2018	£3,878	£4,542	£—	£164	£8,584